UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             August 13, 2007

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $41,800


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-11381                    Rexford Holding Management LLC

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Adobe Systems Inc                    Com          00724F101   2,244     55,900   Sh        Defined      03,04    55,900     0    0
Aquantive Inc                        Com          03839G105   3,407     53,400   Sh        Defined      03,04    53,400     0    0
BISYS Group Inc                      Com          055472104     330     27,900   Sh        Defined      03,04    27,900     0    0
Bank New York Inc                    Com          064057102   1,939     46,800   Sh        Defined      03,04    46,800     0    0
Bausch & Lomb Inc                    Com          071707103   1,146     16,500   Sh        Defined      03,04    16,500     0    0
Biomet Inc                           Com          090613100   5,847    127,891   Sh        Defined      03,04   127,891     0    0
Cablevision Systems Corp             CL A         12686C109   1,444     39,900   Sh        Defined      03,04    39,900     0    0
Cytyc Corp                           Com          232946103   2,293     53,180   Sh        Defined      03,04    53,180     0    0
Digene Corp                          Com          253752109   1,699     28,300   Sh        Defined      03,04    28,300     0    0
Enzon Pharmaceuticals Inc            Com          293904108   1,715    218,476   Sh        Defined      03,04   218,476     0    0
First Data Corp                      Com          319963104   3,904    119,500   Sh        Defined      03,04   119,500     0    0
First Republic Bank San Francisco    Com          336158100   1,535     28,600   Sh        Defined      03,04    28,600     0    0
Genesis Healthcare Corp              Com          37184D101   1,565     22,879   Sh        Defined      03,04    22,879     0    0
Harman International Industries Inc  Com          413086109   1,390     11,900   Sh        Defined      03,04    11,900     0    0
Intel Corp                           Com          458140100   1,191     50,147   Sh        Defined      03,04    50,147     0    0
PHH Corp                             Com          693320202   1,926     61,700   Sh        Defined      03,04    61,700     0    0
Radian Group Inc                     Com          750236101   1,361     25,200   Sh        Defined      03,04    25,200     0    0
Sears Holdings Corp                  Com          812350106     390      2,300   Sh        Defined      03,04     2,300     0    0
Sierra Health Services Inc           Com          826322109   2,312     55,600   Sh        Defined      03,04    55,600     0    0
TXU Corp                             Com          873168108   2,409     35,800   Sh        Defined      03,04    35,800     0    0
21st Century Insurance Group         Com          91030N103   1,753     80,200   Sh        Defined      03,04    80,200     0    0